Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of Ordinary Shares Reflected in the Balance Sheets	As of June 30, 2023 and December 31, 2022, the ordinary shares reflected in the balance sheets is reconciled in the following table:
Ordinary shares subject to possible redemption as of January 1, 2022	$47,387,687
Less: Redemption of 633,792 shares	(6,529,259)
Less: Redemption of 1,025,281 shares	(10,742,905)
Less: Redemption of 2,375,991 shares	(25,180,851)
Add: Accretion of carrying value to redemption value	64,950
Add: Reclassification of temporary equity	1,055,394
Ordinary shares subject to possible redemption as of December 31, 2022	$6,055,016
Less: Redemption of 159,203 shares	(1,706,347)
Less: Redemption of 258 shares	(2,821)
Add: Reclassification of temporary equity	183,700
Ordinary shares subject to possible redemption as of June 30, 2023	$4,529,548
For the year ended December 31, 2022 and 2021, the ordinary shares reflected in the balance sheets is reconciled in the following table:
Ordinary shares subject to possible redemption as of January 1, 2021	$46,000,000
Add: Accretion of carrying value to redemption value	7,687
Add: Reclassification of temporary equity	1,380,000
Ordinary shares subject to possible redemption as of December 31, 2021	$47,387,687

Less: Redemption of 633,792 shares	(6,529,259)
Less: Redemption of 1,025,281 shares	(10,742,905)
Less: Redemption of 2,375,991 shares	(25,180,851)
Add: Accretion of carrying value to redemption value	64,950
Add: Reclassification of temporary equity	1,055,394
Ordinary shares subject to possible redemption as of December 31, 2022	$6,055,016

Schedule of Redeemable Ordinary Shares	The redemption at fair value does not represent an economic benefit to the holders that is different from what is received by other shareholders, because the shares could be sold on the open market.
	Years Ended December 31,
	2022	2021
Net loss	$(967,614)	$(599,127)
Weighted average shares outstanding, basic and diluted	4,636,222	6,111,000
Basic and diluted net loss per ordinary share	$(0.21)	$(0.10)

Schedule of Redeemable Ordinary Shares	The redemption at fair value does not represent an economic benefit to the holders that is different from what is received by other shareholders, because the shares could be sold on the open market.
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss	$(122,363)	$(35,544)	$(342,866)	$(495,826)
Weighted average shares outstanding, basic and diluted	1,915,531	5,477,208	1,932,251	5,755,372
Basic and diluted net loss per ordinary share	$(0.06)	$(0.01)	$(0.18)	$(0.09)

Nukkleus Inc.[Member]
Accounting Policies [Abstract]
Schedule of Cash Balances by Geographic Area	At June 30, 2023 and September 30, 2022, the Company’s cash balances by geographic area were as follows:
Country:	June 30, 2023		September 30, 2022
United States	$74,396	52.3%	$47,860	13.1%
United Kingdom	65,636	46.1%	315,989	86.8%
Lithuania	2,135	1.5%	—	—
Malta	174	0.1%	174	0.1%
Total cash	$142,341	100.0%	$364,023	100.0%
At September 30, 2022 and 2021, the Company’s cash balances by geographic area were as follows:
Country:	September 30, 2022		September 30, 2021
			(as restated)
United States	$47,860	13.1%	$327,443	81.1%
United Kingdom	315,989	86.8%	76,154	18.9%
Malta	174	0.1%	174	0.0%
Total cash	$364,023	100.0%	$403,771	100.0%

Schedule of Assets and Liabilities Carried at Fair Value Measured	The following table provides these assets and liabilities carried at fair value, measured as of September 30, 2022:
	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2022
Customer digital currency assets	$—	$248,214	$—	$248,214
Customer digital currency liabilities	$—	$248,214	$—	$248,214
The following table provides these assets and liabilities carried at fair value, measured as of September 30, 2022:
	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2022
Customer digital currency assets	$—	$248,214	$—	$248,214
Customer digital currency liabilities	$—	$248,214	$—	$248,214
	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2021
				(as restated)
Customer digital currency assets	$—	$1,168,349	$—	$1,168,349
Customer digital currency liabilities	$—	$1,168,349	$—	$1,168,349

Schedule of Revenues are Disaggregated by Segment	In the following table, revenues are disaggregated by segment for the three and nine months ended June 30, 2023 and 2022:
	Three Months Ended June 30,		Nine Months Ended June 30,
Revenue Stream	2023	2022	2023	2022
General support services	$4,800,000	$4,800,000	$14,400,000	$14,400,000
Financial services	412,056	352,192	1,822,388	970,224
Total revenues	$5,212,056	$5,152,192	$16,222,388	$15,370,224
In the following table, revenues are disaggregated by segment for the years ended September 30, 2022 and 2021:
Revenue Stream	Years Ended September 30,
	2022	2021
General support services	$19,200,000	$19,200,000
Financial services	2,313,474	86,964
Total revenues	$21,513,474	$19,286,964

Schedule of Potential Diluted Per Share	The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:
	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
Stock options	4,350,000	5,850,000	5,850,000	5,850,000
Potentially dilutive security	4,350,000	5,850,000	5,850,000	5,850,000
The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:
	Years Ended September 30,
	2022	2021
Stock options	5,850,000	1,000,000
Convertible preferred stock	—	1,250,000
Potentially dilutive securities	5,850,000	2,250,000